Variable Interest Entities - Narratives (Details)	Nov. 12, 2019	May 05, 2017
Meade Pipeline Co LLC
Variable Interest Entity
VIE ownership percentage	55.00%
Central Penn
Variable Interest Entity
VIE inderect ownership percentage	21.00%
Altagas LPG | RILE LP
Variable Interest Entity
VIE ownership percentage		70.00%
Vopak | RILE LP
Variable Interest Entity
VIE ownership percentage		30.00%